Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 337,169,279	$ 46,847,375
Marketable securities	1,100,000
Accounts receivable, net	4,748,189	1,344,654
Prepaid expenses and other	9,342,691	775,583
Total current assets	352,360,159	48,967,612
Prepaid expenses and other, long term	547,589	82,402
Capital assets	8,844,232	1,286,849
Right-of-use assets	1,356,454	1,515,841
Intangible assets	3,211,305	3,285,578
Goodwill	662,899	662,899
Total assets	366,982,638	55,801,181
Current liabilities
Accounts payable and accrued liabilities	14,324,696	6,853,403
Deferred revenue	1,040,619	30,014
Lease liabilities	583,186	315,159
Income taxes payable	934	934
Total current liabilities	15,949,435	7,199,510
Warrant liability	10,062,500
Lease liabilities, long-term	835,924	1,195,139
Other liability	500,000	250,000
Total liabilities	27,347,859	8,644,649
Temporary equity
Preference shares		16,789,203
Commitments and contingencies
Shareholders’ equity
Common shares	768,357	43,353,370
Deficit	(28,782,701)	(17,378,707)
Additional paid-in capital	367,649,123	4,392,666
Total shareholders’ equity	339,634,779	30,367,329
Total liabilities and shareholders’ equity	$ 366,982,638	$ 55,801,181